First Quarter Report
August 31, 2023 (Unaudited)
Columbia High Yield Municipal Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.1%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	4.000%	200,000	200,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	4.000%	400,000	400,000
Total			600,000
Utah 0.1%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	4.000%	200,000	200,000
Total Floating Rate Notes (Cost $800,000)			800,000

Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.8%
Black Belt Energy Gas District(c)
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	1,100,000	1,147,560
Black Belt Energy Gas District
Revenue Bonds
Series 2023A (Mandatory Put 10/01/30)
01/01/2054	5.250%	3,000,000	3,116,411
Total			4,263,971
Alaska 0.1%
Northern Tobacco Securitization Corp.(d)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	5,000,000	600,753
Arizona 2.1%
Arizona Industrial Development Authority(e),(f)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	0.000%	3,000,000	300,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021A
07/01/2051	0.000%	500,000	50,000
Arizona Industrial Development Authority(e)
Revenue Bonds
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,406,302
Industrial Development Authority of the County of Pima (The)(e)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2057	4.000%	4,000,000	2,834,132
Revenue Bonds
La Posada at Pusch Ridge Project
Series 2022
11/15/2057	7.000%	1,000,000	997,277
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,397,905
Series 2018
02/15/2048	5.000%	230,000	212,317
Maricopa County Industrial Development Authority(e),(g)
Revenue Bonds
Commercial Metals Co.
Series 2022
10/15/2047	4.000%	3,000,000	2,497,552
Total			10,695,485
Arkansas 0.8%
Arkansas Development Finance Authority(g)
Revenue Bonds
Green Bonds - United States Steel Corp. Project
Series 2023
05/01/2053	5.700%	2,000,000	2,004,744
Arkansas Development Finance Authority(e),(g)
Revenue Bonds
Green Bonds-Hybar Steel Project
Series 2023
07/01/2048	6.875%	2,000,000	2,043,387
Total			4,048,131
California 4.7%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Subordinated Series 2020B-1
06/01/2049	5.000%	265,000	267,667
2	Columbia High Yield Municipal Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(e),(f),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	1,000,000	996,888
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,000,304
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	500,240
CMFA Special Finance Agency(e)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,546,969
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	5,000,000	3,943,929
CSCDA Community Improvement Authority(e)
Revenue Bonds
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,279,226
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	3,000,000	2,018,518
Golden State Tobacco Securitization Corp.(d)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	3,961,224
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	813,320
Hastings Campus Housing Finance Authority(d),(e)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,073,020
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	5,934,997
State of California
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2042	5.000%	625,000	691,042
Total			24,064,044
Colorado 9.4%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	2,500,000	1,914,251
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	866,546
City & County of Denver Airport System(g)
Revenue Bonds
Series 2022A
11/15/2047	5.000%	900,000	926,194
Colorado Bridge Enterprise(g)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	5,100,471
Colorado Educational & Cultural Facilities Authority(e)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2051	4.000%	715,000	523,396
07/01/2061	4.000%	1,225,000	849,336
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Christian Living Neighborhoods
Series 2021
01/01/2042	4.000%	1,000,000	757,391
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	2,812,365
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2058	5.000%	3,250,000	2,256,427
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	3,653,961

Columbia High Yield Municipal Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Brook Meadows Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,264,284
Fiddlers Business Improvement District(e)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	2,994,384
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	4,000,000	3,792,543
Lanterns Metropolitan District No. 2
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,015,139
Peak Metropolitan District No. 1(e)
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.000%	1,150,000	979,210
Peak Metropolitan District No. 3(d)
Limited General Obligation Bonds
Capital Appreciation
Series 2022
12/01/2052	0.000%	2,000,000	1,102,653
Rampart Range Metropolitan District No. 5
Revenue Bonds
Series 2021
12/01/2051	4.000%	2,500,000	1,750,500
RRC Metropolitan District No. 2
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,063,790
Sagebrush Farm Metropolitan District No. 1
Limited General Obligation Bonds
Series 2022A
12/01/2052	6.750%	2,000,000	1,939,527
Senac South Metropolitan District No. 1
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.250%	3,000,000	2,530,684
Sky Ranch Community Authority Board
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,150,738
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series 2022A
12/01/2053	6.750%	2,000,000	2,038,630
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Waterfront at Foster Lake Metropolitan District No. 2
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,841,034
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	4,000,000	2,396,328
Total			47,519,782
Connecticut 0.5%
Connecticut State Health & Educational Facility Authority(e)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,356,412
Stamford Housing Authority(e)
Revenue Bonds
The Dogwoods Project
BAN Series 2022
12/01/2027	11.000%	1,000,000	1,054,207
Total			2,410,619
District of Columbia 1.1%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	560,794
Metropolitan Washington Airports Authority(g)
Refunding Revenue Bonds
Series 2023A
10/01/2048	5.250%	1,000,000	1,048,504
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	4,275,000	3,847,527
Total			5,456,825
Florida 8.8%
Capital Trust Agency, Inc.(e)
04/27/2021
07/01/2056	5.000%	4,000,000	3,519,726
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	250,000	215,833
01/01/2056	5.000%	1,000,000	764,633

4	Columbia High Yield Municipal Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(e),(f)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	748,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,162,625
Capital Trust Agency, Inc.(d),(e)
Subordinated
07/01/2061	0.000%	30,000,000	1,872,663
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,229,258
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	1,835,000	1,312,356
City of Tampa(d)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	343,482
County of Miami-Dade(d)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	4,229,756
County of Osceola Transportation(d)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	408,319
Series 2020A-2
10/01/2046	0.000%	3,175,000	911,335
10/01/2048	0.000%	2,000,000	509,451
Florida Development Finance Corp.(e)
Refunding Revenue Bonds
Glenridge on Palmer Ranch Project (The)
Series 2021
06/01/2051	5.000%	2,000,000	1,616,536
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	916,472
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	1,775,259
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Cornerstone Charter Academy Project
Series 2022
10/01/2052	5.125%	1,000,000	928,113
10/01/2056	5.250%	1,900,000	1,778,640
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,621,544
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	4,860,816
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,474,149
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	4,000,000	2,847,709
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,158,615
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2054	5.750%	2,525,000	1,965,143
Seminole County Industrial Development Authority(e)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	601,530
06/15/2056	4.000%	1,410,000	987,666
Village Community Development District No. 15(e)
Special Assessment Bonds
Series 2023
05/01/2054	5.250%	2,500,000	2,507,631
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,057
Total			44,552,317

Columbia High Yield Municipal Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 1.7%
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,425,138
Georgia State Road & Tollway Authority(e),(h)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	4,600,000	4,709,352
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,554,286
Total			8,688,776
Idaho 1.0%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	4,000,000	2,749,258
Spring Valley Community Infrastructure District No. 1(e)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	3,000,000	2,276,540
Total			5,025,798
Illinois 10.0%
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,209,317
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,677,099
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,995,501
Series 2012A
12/01/2042	5.000%	1,000,000	965,409
Series 2016B
12/01/2046	6.500%	1,500,000	1,559,356
Series 2018D
12/01/2046	5.000%	5,000,000	4,733,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022A
12/01/2047	4.000%	6,000,000	5,040,118
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2035	5.000%	500,000	518,325
Chicago O’Hare International Airport(g)
Revenue Bonds
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	765,973
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,408,812
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,009,593
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	548,000	534,546
Illinois Finance Authority(e)
Refunding Revenue Bonds
DePaul College Prep Foundation
Series 2023
08/01/2053	5.625%	1,000,000	997,763
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	1,200,000	1,031,553
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	1,000,000	1,004,111
Metropolitan Pier & Exposition Authority(d)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,402,681
06/15/2038	0.000%	3,000,000	1,511,059
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2035	5.000%	1,345,000	1,390,888
12/01/2038	5.000%	3,000,000	3,064,802
Series 2018A
05/01/2032	5.000%	2,500,000	2,639,658
05/01/2041	5.000%	3,910,000	3,981,414
05/01/2043	5.000%	3,000,000	3,047,340

6	Columbia High Yield Municipal Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
05/01/2039	5.500%	570,000	611,846
05/01/2045	5.750%	750,000	806,239
Series 2022A
03/01/2047	5.500%	2,700,000	2,894,099
Series 2023B
05/01/2047	5.500%	500,000	536,344
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	557,000	557,316
Total			50,894,862
Iowa 3.0%
Iowa Finance Authority(h)
Prerefunded 11/15/24 Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	1,931,669	1,966,066
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	2,700,000	2,660,276
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	4,000,000	2,476,595
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,740,000	1,389,834
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	1,700,000	1,209,035
Iowa Tobacco Settlement Authority(d)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	50,000,000	5,430,535
Total			15,132,341
Kansas 1.0%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	2,662,534
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	2,735,000	2,636,060
Total			5,298,594
Kentucky 0.7%
City of Henderson(e),(g)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	3,000,000	2,821,018
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	935,442
Total			3,756,460
Louisiana 1.3%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	26,045
Louisiana Public Facilities Authority(g)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	2,420,000	2,419,954
Parish of St. James(e)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,069,724
Total			6,515,723
Maryland 0.8%
Maryland Economic Development Corp.(g)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	2,000,000	2,002,588
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,175,936
Total			4,178,524

Columbia High Yield Municipal Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 1.0%
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	1,716,169
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,005,451
Massachusetts Educational Financing Authority(g)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,355,708
Total			5,077,328
Michigan 0.7%
Michigan Finance Authority(d)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	3,462,461
Minnesota 0.6%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	379,548
05/01/2051	5.000%	1,500,000	1,082,672
St. Cloud Housing & Redevelopment Authority(h)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,235,000	1,742,039
Total			3,204,259
Missouri 1.1%
Kansas City Industrial Development Authority(e)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,800,000	1,535,950
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,118,355
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,676,333
Total			5,330,638
Nevada 1.1%
City of Reno(d),(e)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	14,000,000	1,714,933
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,289,350
Series 2018A
12/15/2048	5.000%	1,500,000	1,318,251
Total			5,322,534
New Hampshire 0.7%
New Hampshire Business Finance Authority(e)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,309,650
New Hampshire Health and Education Facilities Authority Act(f)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	0.000%	2,086,967	459,132
Total			3,768,782
New Jersey 1.6%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,000,000	1,031,953
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	1,000,000	1,122,229
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	12

8	Columbia High Yield Municipal Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	350,000	362,796
New Jersey Economic Development Authority(g)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	1,980,128
Passaic County Improvement Authority (The)
Revenue Bonds
Paterson Arts and Science Charter School Project
Series 2023
07/01/2053	5.375%	1,000,000	971,654
07/01/2058	5.500%	1,000,000	974,151
South Jersey Port Corp.(g)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	600,000	593,446
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	960,000	943,286
Total			7,979,655
New York 6.9%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,289,962
Build NYC Resource Corp.(e)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	660,000	655,961
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	500,000	500,502
Glen Cove Local Economic Assistance Corp.(h)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,121,247
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	1,500,000	1,157,817
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jefferson County Industrial Development Agency(e),(f),(g)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	0.000%	1,620,000	648,000
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2055	5.250%	4,000,000	4,110,877
Nassau County Tobacco Settlement Corp.(d)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,363,573
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022AA-1
06/15/2052	5.250%	3,000,000	3,240,362
New York State Dormitory Authority
Revenue Bonds
Financing Program
Series 2023 (AGM)
10/01/2035	5.000%	4,350,000	4,841,534
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	3,000,000	2,811,045
New York Transportation Development Corp.(g)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,271,902
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	2,500,000	2,522,449
10/01/2045	4.375%	2,500,000	2,347,976
Westchester County Local Development Corp.(e)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	4,000,000	3,079,894
Total			34,963,101
North Carolina 0.8%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	1,000,000	837,377

Columbia High Yield Municipal Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,019,612
North Carolina Turnpike Authority(d)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	749,032
North Carolina Turnpike Authority
Revenue Bonds
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,254,768
Total			3,860,789
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	11,270,000	10,301,821
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	500,000	409,293
12/01/2049	5.125%	1,875,000	1,433,217
Hickory Chase Community Authority(e)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,360,000	1,202,452
Lake County Port & Economic Development Authority(e),(f)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	1,624,000
Ohio Air Quality Development Authority(g)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	432,282
Ohio Air Quality Development Authority(e),(g)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	461,675
Total			15,864,740
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.9%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	841,096
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
09/30/2049	5.500%	3,115,000	3,181,753
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	745,000	714,376
Total			4,737,225
Pennsylvania 3.9%
Allentown Neighborhood Improvement Zone Development Authority(e)
Revenue Bonds
City Center Project
Subordinated Series 2022
05/01/2042	5.250%	3,000,000	2,968,132
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,298,917
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,272,200
Dauphin County Industrial Development Authority(g)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,271,148
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,438,087
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	914,315

10	Columbia High Yield Municipal Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,317,235
Pennsylvania Economic Development Financing Authority(e),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	1,048,437
Pennsylvania Economic Development Financing Authority(g)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	1,500,000	1,625,678
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,720,000	1,756,721
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,751,286
Total			19,662,156
Puerto Rico 5.7%
Commonwealth of Puerto Rico(d),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,001,691	1,549,623
Subordinated Series 2022
11/01/2043	0.000%	2,384,607	1,228,073
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	81,928	78,934
Commonwealth of Puerto Rico(i)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2033	4.000%	503,640	470,474
07/01/2035	4.000%	452,705	414,917
07/01/2037	4.000%	388,540	348,493
07/01/2041	4.000%	528,266	455,158
07/01/2046	4.000%	1,719,389	1,425,360
Puerto Rico Commonwealth Aqueduct & Sewer Authority(e),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	3,500,000	3,349,481
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	545,000
Series 2010XX
07/01/2040	0.000%	8,500,000	2,316,250
Puerto Rico Highway & Transportation Authority(d),(i)
Revenue Bonds
Series 2022B
07/01/2032	0.000%	306,982	197,236
Series 2022C
07/01/2053	0.000%	525,123	331,484
Puerto Rico Sales Tax Financing Corp.(d),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	44,000,000	12,200,241
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	4,000,000	3,871,622
Total			28,782,346
South Carolina 2.2%
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,157,134
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	600,590
05/01/2048	5.125%	1,500,000	1,177,588
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	6,000,000	5,292,026
Total			11,227,338
Tennessee 0.5%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	3,750,000	2,704,055
Texas 7.9%
Angelina & Neches River Authority(e),(g)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	2,250,000	1,452,314

Columbia High Yield Municipal Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,636,441
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	2,625,000	2,176,811
Arlington Higher Education Finance Corp.(e)
Revenue Bonds
Magellan International School
Series 2022
06/01/2062	6.375%	1,750,000	1,767,863
City of Houston Airport System(g)
Refunding Revenue Bonds
United Airlines, Inc. Airport Improvement Projects
Series 2020
07/15/2027	5.000%	2,350,000	2,367,656
Revenue Bonds
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	2,850,000	2,512,461
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,369,115
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	3,500,000	3,657,500
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	815,000
Series 2016A-1
07/01/2046	0.000%	950,000	650,750
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	842,618
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	907,500
Series 2015A
07/01/2047	5.000%	1,000,000	907,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westminster Project
Series 2021
11/01/2055	4.000%	500,000	373,552
Port Beaumont Navigation District(e),(g)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2020A
01/01/2050	4.000%	2,000,000	1,396,612
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2050	3.000%	1,750,000	1,000,286
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	895,685
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,104,507
Sanger Industrial Development Corp.(e),(f),(g)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	4,950,000	1,237,500
Tarrant County Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	1,650,000
Texas Private Activity Bond Surface Transportation Corp.(g)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	1,800,000	1,904,438
Segment 3C Project
Series 2019
06/30/2058	5.000%	1,300,000	1,300,557
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,251,604
12/31/2055	5.000%	3,515,000	3,459,149
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	490,338
Total			40,127,757

12	Columbia High Yield Municipal Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 2.5%
Black Desert Public Infrastructure District(e)
Limited General Obligation Bonds
Senior Bonds
Series 2021A
03/01/2051	4.000%	3,000,000	2,200,083
Downtown East Streetcar Sewer Public Infrastructure District(e)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,000,000	1,909,230
Mida Golf and Equestrian Center Public Infrastructure District(e)
Limited General Obligation Bonds
Series 2021
06/01/2051	4.500%	3,000,000	2,086,343
Red Bridge Public Infrastructure District No. 1(e)
Limited General Obligation Bonds
Series 2021-1A
02/01/2041	4.125%	500,000	385,116
02/01/2051	4.375%	1,100,000	811,560
Subordinated Series 2021B
08/15/2051	7.375%	600,000	480,168
UIPA Crossroads Public Infrastructure District(e)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,000,000	2,538,058
Utah Charter School Finance Authority(e)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	3,000,000	2,310,961
Total			12,721,519
Virginia 2.6%
City of Chesapeake Expressway Toll Road(h)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	4.875%	7,530,000	7,636,026
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,029,867
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	5,000,000	4,589,822
Total			13,255,715
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 2.3%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,001,104
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,273,093
12/01/2045	6.250%	2,500,000	2,448,119
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,140,000	1,082,269
Washington State Housing Finance Commission(e)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	3,000,000	3,160,684
Revenue Bonds
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	1,000,000	737,383
Total			11,702,652
Wisconsin 4.6%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,223,755
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	3,854,333
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,039,270
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	1,937,147
Public Finance Authority(d),(e)
Revenue Bonds
Lariat Project
Series 2023
09/01/2029	0.000%	2,000,000	1,271,897

Columbia High Yield Municipal Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(g)
Revenue Bonds
Sky Harbour Capital LLC Aviation Facilities Project
Series 2021
07/01/2054	4.250%	3,000,000	2,064,029
Wisconsin Center District(d)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2060	0.000%	18,000,000	2,907,947
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,172,154
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	2,234,079
Revenue Bonds
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	2,624,015
Total			23,328,626
Total Municipal Bonds (Cost $599,751,881)			500,186,681

Municipal Short Term 0.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.4%
California Infrastructure & Economic Development Bank(c),(e),(g)
Revenue Bonds
Series 2023 (Mandatory Put 08/15/24)
12/31/2049	7.990%	2,000,000	2,000,145
Total Municipal Short Term (Cost $2,000,000)			2,000,145

Money Market Funds 0.0%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.904%(j)	17,693	17,693
Total Money Market Funds (Cost $17,693)		17,693
Total Investments in Securities (Cost $602,569,574)		503,004,519
Other Assets & Liabilities, Net		4,821,270
Net Assets		$507,825,789

At August 31, 2023, securities and/or cash totaling $351,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(90)	12/2023	USD	(10,951,875)	—	(289,863)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of August 31, 2023.
(c)	Represents a security purchased on a when-issued basis.
(d)	Zero coupon bond.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2023, the total value of these securities amounted to $134,739,188, which represents 26.53% of total net assets.
(f)	Represents a security in default.
(g)	Income from this security may be subject to alternative minimum tax.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2023.
14	Columbia High Yield Municipal Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2023, the total value of these securities amounted to $28,782,346, which represents 5.67% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Municipal Fund | First Quarter Report 2023	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT161_05_N01_(10/23)